STOCK OPTION RESERVE	6 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
STOCK OPTION RESERVE

NOTE 10. STOCK OPTION RESERVE

Amended and Restated 2021 Equity Incentive Plan and Grants of Stock Options and Restricted Stock Units

The following table provides the activity for the Company’s stock option reserve for the six months ended September 30, 2024 and 2023 (in thousands):

	Six Months Ended September 30,
	2024	2023
Balance, beginning of period	$23,841	$21,204
Share-based compensation expense	285	1,512
Balance, end of period	$24,126	$22,716

On August 15, 2024, the Company effected a reverse stock split of its ordinary shares at a ratio of 1-for-20. All share and per share information have been retroactively adjusted to reflect the impact of the reverse stock split unless otherwise noted. See Note 1 “Nature of Operations” and Note 9, “Capital Stock and Reserves” for further discussion on the reverse stock split.

As of September 30, 2024, 82,429 shares were reserved for awards previously granted and 59,997 shares were available for future awards under the Amended and Restated 2021 Equity Incentive Plan.

The changes in the number of stock options issued and outstanding for the six months ended September 30, 2024 and 2023 were as follows:

	Six Months Ended September 30,
	2024	2023
Balance, beginning of period	90,281	98,171
Expired or forfeited	(25,167)	–
Balance, end of period	65,114	98,171
Exercisable, end of period	43,723	38,461

The table above does not include fully vested restricted stock units (“RSUs”) granted to certain executives in January 2021 and January 2022. In January 2024, the company issued 308 shares for the exercise of 470 RSUs net of 162 shares repurchased into treasury to pay for an employee’s payroll taxes. In September 2024, the company issued 882 shares for the exercise of 1,152 RSUs net of 270 shares repurchased into treasury to pay for an employee’s payroll taxes. As September 30, 2024, there were 17,315 RSUs granted and outstanding of which 12,150 RSUs expire in January 2031 and 5,165 expire in January 2032.

The following is the weighted average exercise price and the remaining contractual life for outstanding options as of September 30, 2024 and 2023:

	As of September 30,
	2024	2023
	PBI Amended and Restated 2021 Equity Incentive Plan
Weighted average exercise price	$205.18	210.60
Weighted average remaining contractual life (in years)	7.39	8.36

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price for all options outstanding as of September 30, 2024 and March 31, 2024.

The Company recorded approximately $0.141 million and $0.743 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the three months ended September 30, 2024 and 2023, respectively. The Company recorded approximately $0.285 million and $1.512 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the six months ended September 30, 2024 and 2023, respectively.